DISCONTINUED OPERATIONS - Cash Flow Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Operating activities	$ 0.4	$ 3.6
Investing activities	261.6	(12.4)
Financing activities	(1.3)	(1.4)
Net cash flows provided by (used in) discontinued operations	$ 260.7	$ (10.2)